Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other payables
Schedule of trade and other payables

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Trade payables	483,278	624,688
Payroll payable	38,363	63,621
Accrued expenses	108,351	155,698
Other taxes payable	39,936	20,633
Deposits	1,655,763	1,833,516
Amount due to related parties (Note 37(c))	17,664	7,490
Others	76,440	103,536
	2,419,795	2,809,182